CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Comprehensive loss	$ (76,173)	$ (42,304)	$ (38,820)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	4,202	3,027	2,678
Depreciation	1,710	997	90
Amortization and impairment of intangible assets	7,035	216
Non-cash interest expenses related to borrowing and payable in respect of intangible assets purchase and royalty obligation	6,032
Fair value adjustments on derivative financial instruments		(344)	(104)
Fair value losses (gains) on financial assets at fair value through profit or loss	94	(27)	137
Exchange differences and revaluation of bank deposits	101	24	138
Total adjustments in respect of income and expenses not involving cash flow	19,174	3,893	2,939
Changes in assets and liability items:
Decrease (increase) in trade receivables	(27,439)	(258)	570
Decrease (increase) in prepaid expenses and other receivables	(3,277)	(368)	1,414
Increase in inventories	(4,644)	(1,113)	(116)
Increase (decrease) in accounts payable	7,369	860	(1,481)
Increase (decrease) in accrued expenses and other liabilities	19,335	(2,726)	722
Increase in allowance for deductions from revenue	17,076	1,267	310
Total changes in assets and liability items	8,420	(2,338)	1,419
Net cash used in operating activities	(48,579)	(40,749)	(34,462)
INVESTING ACTIVITIES:
Purchase of fixed assets	(406)	(168)	(23)
Purchase of intangible assets	(53,368)	(35)	(35)
Change in investment in current bank deposits	10,200	(2,069)	4,869
Purchase of financial assets at fair value through profit or loss		(4,325)	(6,976)
Proceeds from sale of financial assets at fair value through profit or loss	7,925	11,761	7,517
Net cash provided by (used in) investing activities	(35,649)	5,164	5,352
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	23,867	36,300	41,902
Exercise of options into ordinary shares	52	5	361
Proceeds from long-term borrowing, net of transaction costs	78,061
Increase in restricted cash	(20,000)
Decrease in restricted cash	4,000
Payment of principal with respect to lease liabilities	(1,610)	(796)
Repayment of payable in respect of intangible asset purchase			(500)
Net cash provided by financing activities	84,370	35,509	41,763
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	142	(76)	12,653
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	130	94	(103)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	29,023	29,005	16,455
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	29,295	29,023	29,005
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	414	753	$ 728
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	6,654	251
Acquisition of right-of-use assets by means of lease liabilities	2,930	2,805
Purchase of intangible assets posted as payable	24,619
Purchase of an intangible asset in consideration for issuance of shares	$ 1,914	$ 11,788